Shareholder Report, Holdings (Details) - Alpha Fiduciary Quantitative Strategy Fund	Jul. 31, 2024
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.23%
Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.37%
Net Cash
Holdings [Line Items]
Percent of Net Asset Value	14.40%
iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	78.23%
E-mini Standard & Poor's 500 Futures (Expiration 9/20/2024)
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Goldman Sachs Financial Square Treasury Instrument Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	7.37%